UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05796
FFTW FUNDS, INC.
(Exact name of registrant as specified in charter)
200 Park Avenue, New York, NY	10166
(Address of principal executive offices)	(Zip code)
Stephen P. Casper 200 Park Avenue New York, NY 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212)681-3000

Date of fiscal year end:	12/31/05

Date of reporting period:	07/01/04 - 06/30/05

Item 1. Proxy Voting Record.

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2004 through June 30, 2005.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FFTW FUNDS, INC.

By (Signature and Title)*	/s/ Stephen P. Casper
Stephen P. Casper, President and Principal Executive Officer

Date	August 9, 2005

*Print the name and title of each signing officer under his or her signature.